NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NET LOSS PER SHARE
NET LOSS PER SHARE

11. NET LOSS PER SHARE

Basic and diluted

Net loss per share is calculated by dividing the net loss of the Company by the weighted average number of shares of common stock outstanding during the year.

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2013	2012	2013	2012
Net loss and comprehensive loss for the period (in thousands)	$(8,012)	$(4,677)	$(12,229)	$(8,033)
Weighted average number of common shares	9,957,725	6,358,266	9,957,725	6,358,266

Basic and diluted net loss per share	$(0.81)	$(0.73)	$(1.23)	$(1.26)

Common stock equivalents from warrants and options were excluded from weighted average number of shares of common stock outstanding for the purpose of calculating diluted net loss per share, because the effect is anti-dilutive.

16. NET LOSS PER SHARE

Basic and diluted

Net loss per share is calculated by dividing the net loss of the Company by the weighted average number of shares of common stock outstanding during the year.

	YEAR ENDED DECEMBER 31,
	2012	2011
	(in thousands except for share and per share amounts)
Net loss and comprehensive loss for the year	$(20,286)	$(9,778)
Weighted average number of shares of common stock	6,762,985	4,944,184

Basic and diluted net loss per share	$(3.00)	$(1.98)

Common stock equivalents from warrants and options were excluded from weighted average number of shares of common stock outstanding for the purpose of calculating diluted net loss per share, because the effect is anti-dilutive.